Investment in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Investment In Subsidiaries
Schedule of Transferred Consideration

NIS in thousands
Consideration paid in cash	24,304
Payable in respect of shares	17,376
Deferred consideration in cash	9,862
Contingent consideration	18,668
Non-controlling interests	1,178

71,388
NIS in thousands
Consideration paid in cash	-
Deferred consideration in cash	4,352
Contingent consideration	10,185
Non-controlling interests	(142)
14,395

Schedule of Acquisition of Cash Flows

NIS in thousands
Consideration paid in cash	(24,304)
Less – acquired cash and cash equivalents	5,210
Total	(19,094)
NIS in thousands
Consideration paid in cash	-
Less – acquired cash and cash equivalents	1,560

Total	1,560

Schedule of Amounts Recognized on Acquisition

NIS in thousands
Cash and cash equivalents	5,210
Restricted cash	586
Trade and other receivables	20,452
Deferred tax assets	1,056
Inventory	22,788
Property, plant and equipment and right-of-use asset	6,267
Goodwill	329
Short term loans	(699)
Current maturities	(93)
Trade and other payable	(50,670)
Financial liabilities	(3,583)
Loan from non-controlling interest	(5,119)
Liabilities in respect of employee benefits	(383)
Lease liability	(2,650)
Total identifiable net assets	(6,509)

NIS in thousands
Cash and cash equivalents	1,560
Restricted cash	196
Financial assets measured at fair value through profit or loss	47
Trade and other receivables	1,936
Inventory	2,631
Property, plant and equipment and right-of-use asset	1,934
Goodwill	150
Overdraft	(1,170)
Current maturities	(75)
Trade and other payable	(7,524)
Financial liabilities	(3,237)
Loan to non-controlling interest	2,598
Liabilities in respect of employee benefits	(383)
Total identifiable net assets	(1,337)